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                                                         Michele H. Abate, Esq.
                                                             Vice President and
                                                      Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                          September 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Brighthouse Fund UL for Variable Life Insurance
      File No. 811-03927

Commissioners:

The Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Fund UL for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Report for the Goldman Sachs Strategic Growth Fund of Goldman Sachs Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The Semi-Annual Report for the Janus Aspen Enterprise Portfolio of Janus Aspen Series is incorporated by reference as filed on Form N-CSRS, CIK
No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001176343, File No. 811-21128.

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The Semi-Annual Report for Western Asset Core Plus VIT Portfolio of Legg Mason
Partners Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Report for The Merger Fund VL is incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

The Semi-Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK
No. 0000927384, File No. 811-07205.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Vice President and Associate General Counsel
Brighthouse Life Insurance Company